Supplement to the
Fidelity® Real Estate Index Fund
Institutional Class
September 29, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee has been removed.

URX-I-SUM-17-02 1.9870405.106	November 17, 2017

Supplement to the
Fidelity® Real Estate Index Fund
Investor Class and Premium Class
September 29, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee has been removed.

URX-SUM-17-02 1.9870404.105	November 17, 2017